Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of comprehensive income [abstract]
Profit/(Loss) for the year	$ (410,453)	$ (9,745)	$ 11,455
Items that will not be subsequently reclassified to profit or loss
Changes in fair value of investments	(24,687)
Revaluation of property and equipment	1,745
Items that will be subsequently reclassified to profit or loss
Exchange differences on translating foreign operations	(13,934)	(1,153)	6,618
Exchange differences on revaluation of property and equipment	78	6	(27)
Reclassification of cash flow hedge to consolidated statements of income		375	804
Fair Value loss on trade account receivable (FVTOCI)	(4,664)
Impairment loss on available-for-sale financial assets			(384)
Total other comprehensive (loss)/income for the year	(41,462)	(772)	7,011
Total comprehensive (loss)/income for the year, net of tax	(451,915)	(10,517)	18,466
Attributable to:
Equity holders of Eros International Plc	(459,321)	(23,106)	8,997
Non-controlling interest	$ 7,406	$ 12,589	$ 9,469